VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2025
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

10. VARIABLE INTEREST ENTITIES

The Company did not retain ownership interests or control in any non-consolidated VIEs.

As of December 31, 2024 and 2025, the carrying amounts of the major assets and liabilities of consolidated VIEs, excluding immaterial line items and intercompany balances elimination in consolidation, included in the balance sheets were as follows:

	December 31,	December 31,
	2024	2025
Cash	$79,220	$17,737
Project assets	150,919	306,795
Property, plant and equipment, net	314,319	374,043
Solar power and battery energy storage systems, net	718,585	320,339
Other assets	90,139	536,407
Total assets	$1,353,182	$1,555,321

Short-term borrowings	$85,531	$37,341
Long-term borrowings	495,477	639,545
Other liabilities	241,793	265,987
Total liabilities	$822,801	$942,873

Redeemable non-controlling interests	$62,650	$173,184

Net income attributable to consolidated VIEs was insignificant to the Company’s consolidated financial statements for the years ended December 31, 2023, 2024 and 2025.

Cash flow activity attributable to consolidated VIEs were insignificant to the consolidated financial statements for the years ended December 31, 2023 and 2024. Cash flow activities attributable to consolidated VIEs for the years ended December 31, 2024 and 2025 were $159,926 and $68,829 used in operating activities, $634,608 and $54,697 used in investing activities, and $752,825 and $69,278 provided by financing activities, including $226,935 and $207,669 capital contributions from tax equity investors.